Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Business Segments
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(In millions)	2013	2012	2011

Revenues
Life Sciences Solutions	$712.5	$658.8	$608.4
Analytical Instruments	3,154.2	3,114.7	2,885.7
Specialty Diagnostics	3,191.7	2,961.5	2,470.1
Laboratory Products and Services	6,398.8	6,102.8	5,884.1
Eliminations	(366.9)	(327.9)	(289.5)

Consolidated revenues	13,090.3	12,509.9	11,558.8

Segment Income
Life Sciences Solutions (a)	169.7	154.8	132.6
Analytical Instruments (a)	558.7	554.6	525.7
Specialty Diagnostics (a)	863.7	758.1	595.3
Laboratory Products and Services (a)	960.4	912.4	875.7

Subtotal reportable segments (a)	2,552.5	2,379.9	2,129.3

Cost of revenues charges	(28.6)	(55.6)	(72.6)
Selling, general and administrative charges, net	(73.5)	(12.5)	(61.5)
Restructuring and other costs, net	(77.7)	(82.1)	(96.5)
Amortization of acquisition-related intangible assets	(763.1)	(747.6)	(647.9)

Consolidated operating income	1,609.6	1,482.1	1,250.8
Other expense, net (b)	(290.1)	(212.7)	(118.0)

Income from continuing operations before income taxes	$1,319.5	$1,269.4	$1,132.8

Depreciation
Life Sciences Solutions	$17.1	$16.8	$16.0
Analytical Instruments	41.2	42.5	39.0
Specialty Diagnostics	73.9	72.9	50.0
Laboratory Products and Services	104.6	103.9	106.7

Consolidated depreciation	$236.8	$236.1	$211.7

(a)	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

(In millions)	2013	2012	2011

Total Assets
Life Sciences Solutions	$1,115.5	$1,115.6	$1,029.9
Analytical Instruments	4,321.4	4,304.9	4,817.4
Specialty Diagnostics	9,086.0	9,841.0	8,319.6
Laboratory Products and Services	11,523.5	11,531.5	11,129.4
Corporate/Other (c)	5,817.0	651.6	1,537.4

Consolidated total assets	$31,863.4	$27,444.6	$26,833.7

Capital Expenditures
Life Sciences Solutions	$19.3	$26.9	$20.6
Analytical Instruments	33.5	42.0	45.9
Specialty Diagnostics	77.9	97.6	63.2
Laboratory Products and Services	94.7	112.6	118.7
Corporate/Other	57.0	36.0	12.5

Consolidated capital expenditures	$282.4	$315.1	$260.9

(c)	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
(In millions)	2013	2012	2011

Revenues
Life Sciences Solutions	$712.5	$658.8	$608.4
Analytical Instruments	3,154.2	3,114.7	2,885.7
Specialty Diagnostics	3,191.7	2,961.5	2,470.1
Laboratory Products and Services	6,398.8	6,102.8	5,884.1
Eliminations	(366.9)	(327.9)	(289.5)

Consolidated revenues	13,090.3	12,509.9	11,558.8

Segment Income
Life Sciences Solutions (a)	169.7	154.8	132.6
Analytical Instruments (a)	558.7	554.6	525.7
Specialty Diagnostics (a)	863.7	758.1	595.3
Laboratory Products and Services (a)	960.4	912.4	875.7

Subtotal reportable segments (a)	2,552.5	2,379.9	2,129.3

Cost of revenues charges	(28.6)	(55.6)	(72.6)
Selling, general and administrative charges, net	(73.5)	(12.5)	(61.5)
Restructuring and other costs, net	(77.7)	(82.1)	(96.5)
Amortization of acquisition-related intangible assets	(763.1)	(747.6)	(647.9)

Consolidated operating income	1,609.6	1,482.1	1,250.8
Other expense, net (b)	(290.1)	(212.7)	(118.0)

Income from continuing operations before income taxes	$1,319.5	$1,269.4	$1,132.8

Depreciation
Life Sciences Solutions	$17.1	$16.8	$16.0
Analytical Instruments	41.2	42.5	39.0
Specialty Diagnostics	73.9	72.9	50.0
Laboratory Products and Services	104.6	103.9	106.7

Consolidated depreciation	$236.8	$236.1	$211.7

(a)	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)	The company does not allocate other expense, net to its segments.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

(In millions)	2013	2012	2011

Revenues (d)
United States	$6,617.0	$6,424.4	$6,023.9
China	896.6	735.8	559.6
Germany	758.6	681.5	698.3
United Kingdom	532.4	507.1	472.3
Other	4,285.7	4,161.1	3,804.7

	$13,090.3	$12,509.9	$11,558.8

Long-lived Assets (e)
United States	$892.9	$862.4	$797.9
United Kingdom	224.3	223.9	209.2
Germany	165.9	165.2	158.6
Other	484.3	474.9	445.6

	$1,767.4	$1,726.4	$1,611.3

(d)	Revenues are attributed to countries based on customer location.
(e)	Includes property, plant and equipment, net.